Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data
Interest income	$ 4,863	$ 5,096	$ 4,876	$ 4,997	$ 4,985	$ 4,922	$ 4,610	$ 4,874
Net interest income	3,911	4,026	3,734	3,769	3,686	3,482	3,075	3,277	15,440	13,520
Net income	$ 945	$ 1,371	$ 1,042	$ 927	$ 831	$ 1,146	$ 487	$ 778	$ 4,285	$ 3,242
Earnings per share, basic and diluted	$ 0.16	$ 0.23	$ 0.17	$ 0.16	$ 0.14	$ 0.20	$ 0.08	$ 0.14